Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Parent Company
Schedule of other operating expenses

	Year Ended December 31,
	2020	2019
Exchange rate differences	0	4,464
Net loss on disposal of equipment	0	76
Total	0	4,540